Refundable deposits payable (Details Narrative) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Exascale Labs Inc. [Member]
Refundable deposits payable	$ 1,174,702	$ 1,445,580	$ 223,205